Prepayment and Other Assets	12 Months Ended
Dec. 31, 2023
Prepayment and Other Assets [Abstract]
PREPAYMENT AND OTHER ASSETS

4. PREPAYMENT AND OTHER ASSETS

The prepayments, other current assets and non-current assets, consisted of the following:

	As of
	December 31, 2022	December 31, 2023
Current:
Recoverable value-added taxes(a)	$27,017	$28,131
Prepayment	15,037	11,715
Others	3,605	6,580
Prepayments and other current assets	$45,659	$46,426
Non-current:
Deferred offering cost	445,921	832,561
Deposits(b)	16,140	14,468
Non-current assets	$462,061	$847,029

(a)	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
(b)	Deposit mainly represents the refundable deposits to the lessors for the leased office space.